Cash Flow Information - Cash Flows Resulting from Net Changes in Working Capital (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 02, 2013	Mar. 03, 2012	Feb. 26, 2011
Schedule Of Cash Flow Supplemental [Line Items]
Accounts receivable	$ 709	$ 898	$ (1,352)
Other receivables	218	(168)	(117)
Inventories	426	(409)	42
Income taxes receivable	(463)	(135)
Other current assets	(177)	(143)	54
Accounts payable	296	(90)	216
Accrued liabilities	(803)	(135)	539
Income taxes payable		(179)	82
Deferred revenue	279	151	40
Net changes in working capital items	$ 485	$ (210)	$ (496)